INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Schedule of inventories

	December 31,	December 31,
	2017	2018
Raw materials	7,619,265	8,362,697
Work-in-progress	8,193,656	8,684,506
Finished goods	4,417,202	3,280,641
Spare parts	731,621	879,794
Packaging materials and others	43,064	63,227
	21,004,808	21,270,865

Less: provision for impairment of inventories	(457,252)	(811,197)

	20,547,556	20,459,668

Inventories
Inventories
Schedule of movements in the provision for impairment of inventories

	2017	2018
As at January 1	719,560	457,252
Provision for impairment of inventories	194,588	2,413,098
Reversal arising from increase in net realisable value	(89,318)	(165,510)
Written off upon sales of inventories	(259,564)	(1,893,643)
Disposal of subsidiaries	(108,014)	—

As at December 31	457,252	811,197